Note 16 - Subsequent Events	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Subsequent Events [Text Block]
Note
16
-
Subsequent Events

1 )
On
January 24, 2017,
the Company entered into an employment agreement with Ernest Ortega pursuant to which he will serve as the Company
’s Chief Executive Officer. The agreement has a term of
eighteen
months and automatically renews for additional
one
-year terms unless earlier terminated by either party with
three
months prior to the renewal date. In that connection, the Company issued options for the purchase of up to
27,161
shares of the Company common stock at
$12.75
per share for a period of
ten
years. Those options vest as follows:
4,178
will vest on
January 24, 2018;
8,358
will vest in
eight
quarterly installments during the
twenty-four
months ending
January 24, 2020;
7,313
will vest upon the achievement of
three
consecutive quarters of positive cash flow; and
7,312
will vest upon the sale of the Company's earth station assets in Miami, Florida for gross proceeds equal to or greater than
$15,000,000.

2 )	The Company issued shares of common stock in connection with the following activity:

a)
On
January 9,

2017,
the holder of
500,000
shares of Series E Convertible Preferred Stock elected to convert them into shares of common stock. In accordance with the conversion terms applicable to those preferred shares, the Company issued
6,667
shares of common stock.

b)
On various dates from
January 26, 2017
to
March 23, 2017,
inclusive, the holder of
390
shares of Series F Convertible Preferred Stock elected to convert them into shares of common stock. In accordance with the conversion terms applicable to those preferred shares, the Company issued
26,000
shares of common stock.

3 )
Effective
February 1, 2017,
the Company entered into an employment agreement with Philip Urso, who served as the Company's Interim Chief Executive Officer from
February 2016
through
January 2017
and currently serves as the Chairman of the Board of Directors, pursuant to which he will provide support and transition services to the Company
’s new Chief Executive Officer for a period of
three
months. Under the terms of the agreement, Mr. Urso's compensation will consist of a salary of
$12,500
per month, a car allowance of
$1,000
per month, and health insurance coverage for himself and his dependents.

4 )
On
February 4, 2017,
the Company awarded options for the purchase of up to
15,867shares
of the Company's common stock at an exercise price of
$12.75
per share for a period of
ten
years. Terms of such option awards conformed to the Company's standard form of option agreement which includes a provision for cashless exercise. The awards consisted of options for
6,676
shares to Mr. Urso for his past service as Interim Chief Executive Officer, options for
5,854
shares to Mr. Giftakis, the Company' Chief Operating Officer, and options for
3,3338
shares to Mr. Larcombe, the Company' Chief Financial Officer. Mr. Urso's options vested
100%
upon issuance and the options issued to Messrs. Giftakis and Larcombe vest ratably on a quarterly basis over the eight
quarters immediately following the date of the awards.